Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2017
Trading Symbol	OPXA
Entity Registrant Name	OPEXA THERAPEUTICS, INC.
Entity Central Index Key	0001069308
Entity Filer Category	Smaller Reporting Company